January 31, 2005
DREYFUS VARIABLE INVESTMENT FUND
-LIMITED TERM HIGH YIELD PORTFOLIO
-QUALITY BOND PORTFOLIO

Supplement to Statement of Additional Information
dated May 1, 2004

     The information contained in the section of the Statement of Additional Information entitled “Management Arrangements-Portfolio Management” with respect to the portfolio’s named portfolio managers are hereby replaced in its entirety with the following:

Portfolio	Portfolio Managers

Limited Term High Yield	Jon Uhrig
John McNichols

Quality Bond	Catherine Powers
Chris Pellegrino